Condensed Balance Sheet	Sep. 30, 2016 USD ($)
CURRENT ASSETS
Cash	$ 0
TOTAL ASSETS	0
CURRENT LIABILITIES
Accrued liabilities	1,000
Due to related party	11,973
Accrued interest - related party	180
Total current liabilities	13,153
STOCKHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding	0
Common stock; $0.0001 par value, 100,000,000 shares authorized; 5,500,000 shares issued and outstanding, at September 30, 2016	550
Discount on common stock	(550)
Additional paid-in capital	1,562
Accumulated deficit	(14,715)
Total stockholders' deficit	(13,153)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0